COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	12 Months Ended
Dec. 31, 2021
Composition Of Certain Financial Statement Items
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at December 31, 2021 and December 31, 2020:

	December 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(1,042)	$1,150	$2,192	(867)	$1,325
Machinery and equipment	108,330	(78,076)	30,254	108,330	(61,993)	46,337
Vehicles	42,507	(42,507)	-	42,507	(38,184)	4,323
Total fixed assets	$153,029	$(121,625)	$31,404	$153,029	$(101,044)	$51,985